Summary of Significant Accounting Policies - Fixed Assets (Details)	12 Months Ended
Dec. 31, 2016 fixed_asset_cost_category fixed_asset_type
Fixed assets
Number of principle types of fixed assets | fixed_asset_type	2
Systems, equipment and other assets relating to contracts ("Contract Assets")
Fixed assets
Number of type of cost categories | fixed_asset_cost_category	3
Lottery hard costs | Maximum
Fixed assets
Estimated useful lives	10 years
Lottery soft costs | Maximum
Fixed assets
Estimated useful lives	10 years
Contract Assets Commercial Gaming Machines | Minimum
Fixed assets
Estimated useful lives	3 years
Contract Assets Commercial Gaming Machines | Maximum
Fixed assets
Estimated useful lives	5 years
Property, plant and equipment ("Non-Contract Assets") | Buildings
Fixed assets
Estimated useful lives	40 years
Property, plant and equipment ("Non-Contract Assets") | Furniture and equipment | Minimum
Fixed assets
Estimated useful lives	5 years
Property, plant and equipment ("Non-Contract Assets") | Furniture and equipment | Maximum
Fixed assets
Estimated useful lives	10 years